Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets.
Intangible assets

8.Intangible assets

Cost	Total
$
Balance, December 31, 2023	336,803
Additions	38,924
Balance, December 31, 2024	375,727
Additions	55,223
Disposal	(26,579)
Balance, December 31, 2025	404,371

Accumulated amortization	Total
$
Balance, December 31, 2023	161,549
Amortization	31,070
Balance, December 31, 2024	192,619
Amortization	26,385
Balance, December 31, 2025	219,004

Carrying values	Total
$
At December 31, 2024	183,108
At December 31, 2025	185,367

The Company has licensed intellectual property from various third parties. The intangible assets relate solely to licensed intellectual property and there are no other classes of intangible assets. The intangible assets are as described below:

a)	The Company has licensed from a third party (the “Licensor”), under patent rights purchase agreement dated July 9, 2013 and amended April 15, 2014, certain patents relating to allopurinol for the treatment of hypertension. The Company paid a total of $40,000 to the Licensor per the terms of the agreement.

The Company will also pay the Licensor royalties on the cumulative net revenues from the sale or sublicense of the product covered under the patent license until the later of (i) the expiration of the last patent right covering the product; and (ii) the expiration of ten years from the date of the first commercial sales of a product. As of December 31, 2025, no royalties have been accrued or paid.

b)	In December 2012, the Company entered into an agreement to license certain intellectual property relating to the use of all uric acid lowering agents to improve the treatment of metabolic syndrome. Under this patent rights purchase agreement, between the Company and Dr. Richard Johnson and Dr. Takahiko Nakagawa (the “Vendors”), the Company will pay the Vendors a royalty based on the cumulative net revenues from the sale or sublicense of the product covered under the licensed intellectual property until the later of (i) the expiration of the last patent right covering the product; and (ii) the expiration of 10 years from the date of the first commercial sales of a product. As of December 31, 2025, no royalties have been accrued or paid.

8.Intangible assets (continued)

c)	Pursuant to a license agreement dated October 9, 2012 as amended on June 23, 2014, between the Company and the University of Florida Research Foundation, Inc. (“UFRF”), the Company acquired the exclusive license to a patent that claims the use of any uric acid lowering agent to treat insulin resistance. The Company has paid or is obligated to pay UFRF the following:
i)	An annual license fee of $1,000;
ii)	Reimburse UFRF for United States and/or foreign costs associated with the maintenance of the licensed patents;
iii)	The issuance to UFRF of 180,397 shares of common stock of the Company. 160,783 have been issued to UFRF as at December 31, 2025 and December 31, 2024. The remaining shares to be issued are included in obligation to issue shares ($24,746);
iv)	Milestone payments of $500,000 upon receipt of FDA approval to market licensed product in the United States of America and $100,000 upon receipt of regulatory approval to market each licensed product in each of other jurisdictions;
v)	Royalty payments of up to 1.5% of net sales of products covered by the license until the later of (i) the expiration of any patent claims; or (ii) 10 years from the date of the first commercial sale of any covered product in each country. Following commencement of commercial sales, the Company will be subject to certain annual minimum royalty payments that will increase annually to a maximum of $100,000 per year. As at December 31, 2025, no royalties have been accrued or paid; and
vi)	UFRF is entitled to receive a royalty of 5% of amounts received from any sub-licensee that are not based directly on product sales, excluding payments received for research and development or purchases of the Company’s securities at not less than fair market value. As at December 31, 2025, no royalties have been accrued or paid.

On October 12, 2025, UFRF terminated the agreement as the Company did not achieve the specified milestones. There were no outstanding financial obligations under the agreement at the termination date. Accordingly, the previously recognized license asset of $26,579 and the related obligation to issue shares of $24,746, which had been recorded within equity, were derecognized upon termination.